Schedule of Revenue Allowance and Accrual Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Balance at December 31, 2021	$ 246	$ 327
Provision related to current period sales	813	637
Credit or payments made during the period	(977)	(718)
Balance at December 31, 2022	82	246
Returns [Member]
Disaggregation of Revenue [Line Items]
Balance at December 31, 2021	43	217
Provision related to current period sales	10	6
Credit or payments made during the period	(5)	(180)
Balance at December 31, 2022	48	43
Co-pay Assistance Program [Member]
Disaggregation of Revenue [Line Items]
Balance at December 31, 2021	101	52
Provision related to current period sales	574	423
Credit or payments made during the period	(666)	(374)
Balance at December 31, 2022	9	101
Prompt Pay Discounts [Member]
Disaggregation of Revenue [Line Items]
Balance at December 31, 2021	48	15
Provision related to current period sales	19	40
Credit or payments made during the period	(62)	(7)
Balance at December 31, 2022	5	48
Government and Payor Rebates [Member]
Disaggregation of Revenue [Line Items]
Balance at December 31, 2021	54	43
Provision related to current period sales	210	168
Credit or payments made during the period	(244)	(157)
Balance at December 31, 2022	$ 20	$ 54